Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock	The following tables reflect the calculation of basic and diluted net income (loss) per share of common stock:
	For the Three Months Ended June 30, 2023			For the Three Months Ended June 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$(67,421)	$(259,999)	$(58,664)	$738,688	$18,033	$208,715
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	1,436,589	5,540,000	1,250,000	22,120,073	540,000	6,250,000
Basic and diluted net income (loss) per share of common stock	$(0.05)	$(0.05)	$(0.05)	$0.03	$0.03	$0.03
	For the Six Months Ended June 30, 2023			For the Six Months Ended June 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$(453,439)	$(847,832)	$(678,338)	$3,384,097	$79,032	$914,720
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	2,017,374	3,772,044	3,017,956	23,122,479	540,000	6,250,000
Basic and diluted net income (loss) per share of common stock	$(0.22)	$(0.22)	$(0.22)	$0.15	$0.15	$0.15
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:
	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$1,722,236	$53,386	$617,897	$(1,286,468)	$(27,788)	$(393,589)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	17,420,341	540,000	6,250,000	19,931,507	430,521	6,097,945
Basic and diluted net income (loss) per share of common stock	$0.10	$0.10	$0.10	$(0.06)	$(0.06)	$(0.06)